[AXA EQUITABLE LOGO]	DODIE KENT
Vice President and
Associate General Counsel
(212) 314-3970
Fax: (212) 707-1791

July 19, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:	Initial Filing of the Registration Statement on Form N-4 for AXA Equitable Life Insurance Company (CIK #0001537470) (“Registration Statement”)

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account 70.

The Registration Statement relates to Investment Edge, a variable annuity contract funded through Separate Account No. 70, which is offered and sold through AXA Equitable’s wholesale and retail distribution channels. The principal underwriters of Separate Account 70, and the distributors of the Investment Edge annuity contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

We intend to offer the Investment Edge variable annuity contract to individuals who wish to invest in a wide range of variable investment options through a low-cost vehicle. In addition, certain individuals may wish to take advantage of a payment program designed to liquidate the contract in a tax-efficient manner, as described in the prospectus.

Please note that the following information will be provided in a subsequent pre-effective amendment: financial statements, related exhibits and other financial information, the specific variable investment options to be made available via Investment Edge contracts and related information (including prospectus examples and hypotheticals which utilize fund cost/fee information) and documents, and policy forms.

It is proposed that the public offering of the securities described in the Registration Statement commence as soon as practicable on or about November 18, 2013 following the effectiveness of the Registration Statement.

Please also note that the powers of attorney filed herewith refer to the “Investment Edge” product as the “Investment Only Variable Annuity” or “IOVA.” “IOVA” was the working name for this product until very recently, when the final marketing name of “Investment Edge” was chosen. The powers of attorney had already been circulated for signature before the final marketing name was decided, so they reflect the working name for the product.

Please contact the undersigned at (212) 314-2830 or Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

cc: Alison White, Esq., Christopher E. Palmer, Esq.